                           DELAWARE GROUP PREMIUM FUND
                            SUPPLEMENT TO PROSPECTUS
                                  MARCH 1, 2000

DELCHESTER SERIES

Delaware Group Premium Fund (DGPF) has approved several changes to DELCHESTER SERIES, the series of DGPF that focuses on high yield bonds. The most significant change is a change in the Series' investment objective from a primary focus on high current income to a primary focus on total return, which the Adviser believes is a more appropriate investment objective for a variable insurance product given the typically long-term orientation of investors. There are also a number of related changes to the Series' investment policies. The Adviser believes that all of these changes will improve the Series' ability to seek higher overall performance in varying market conditions. The effect of these changes is to provide somewhat more latitude in the kinds of high yield securities in which the Series may invest, and certain of these kinds of securities present additional risks, which are summarized in the table below. The changes to the Series' investment objective, policies and risks, as well as a name change and a change in the frequency of dividend payments, are described below. These changes will become effective on May 1, 2000. In order to minimize the effect on the Series, however, the restructuring of the Series' portfolio will take place over an extended time period from three to six months after May 15, 2000.

Name Change
--------------------------------------------------------------- --------------------------------------------------------------------
                           Old Name                                                           New Name
--------------------------------------------------------------- --------------------------------------------------------------------
                      Delchester Series                                                  High Yield Series
--------------------------------------------------------------- --------------------------------------------------------------------

Investment Objective
--------------------------------------------------------------- --------------------------------------------------------------------
                        Old Objective                                                      New Objective
--------------------------------------------------------------- --------------------------------------------------------------------
The Series seeks as high a current income as possible.          The Series seeks total return and, as a secondary objective, high current income.
--------------------------------------------------------------- --------------------------------------------------------------------

Investment Policies
----------------------------- --------------------- ------------------------------------ -------------------------------------------
     Investment Policy             Old Policy                    New Policy                             Change in Risk
----------------------------- --------------------- ------------------------------------ -------------------------------------------
Credit Quality refers to      Typically invests     Typically invests in bonds rated     All bonds rated below investment grade
ratings given by agencies     in bonds rated BB     BB or B or, if unrated, of           carry increased risk that the issuer will
such as S&P or Moody's that   or B or, if           equivalent quality. Will not         be unable to make payments on interest or
indicate the risk that the    unrated, of           invest more than 15% of total        principal, but bonds rated CCC have a
issuer of a bond might fail   equivalent quality.   assets in bonds which, at the time   significantly higher risk of default than
to make payments on           Can also invest in    of purchase, are rated CCC or, if    bonds rated BB or B.
principal or interest.        bonds rated lower     unrated, of equivalent quality.
Bonds rated BB, B or CCC      than BB or B.         Will not invest in bonds which, at
carry a higher risk of                              the time of purchase, are rated
default than investment                             below CCC or, if unrated, of
grade bonds.                                        equivalent quality.

----------------------------- --------------------- ------------------------------------ -------------------------------------------
Foreign Government or         Does not typically    May invest up to 15% of its total    Foreign securities may be adversely
Corporate Bonds are           invest in             assets in securities of issuers      effected by political instability, foreign
securities issued by          securities of         domiciled in foreign countries.      economic conditions or inadequate
foreign governments,          foreign issuers.      When investing in these foreign      regulatory and accounting standards.
foreign corporations or                             securities, the Series may not       These risks are significantly higher for
supranational entities such                         invest more than two-thirds of       emerging market securities.  Non-dollar
as the World Bank.                                  that 15% amount (that is, 10% of     denominated securities also carry the risk
                                                    total assets) in any combination of  of adverse changes in foreign currency
                                                    non-dollar denominated securities    exchange rates.
                                                    and emerging market securities.
----------------------------- --------------------- ------------------------------------ -------------------------------------------
Illiquid Securities are       May invest up to      May invest up to 15% of net          The Series will be able to invest in more
securities that do not have   10% of net assets     assets in illiquid securities, not   illiquid securities, both because of the
a ready market and cannot     in illiquid           including Rule 144A securities       increase from 10% to 15% and because it
be easily sold within seven   securities,           determined to be liquid (that is,    will no longer automatically treat Rule
days at approximately the     including Rule 144A   those that have a secondary market   144A securities as illiquid.  Illiquid
price that the Series has     securities.           among  large institutional           securities could have an adverse effect on
valued them.                                        investors).                          the Series' ability to dispose of
                                                                                         portfolio securities to meet its liquidity
                                                                                         needs or in response to specific economic
                                                                                         events such as the deterioration of the
                                                                                         creditworthiness of an issuer.

----------------------------- --------------------- ------------------------------------ -------------------------------------------

Dividend Frequency
---------------------------------------------------------------- -------------------------------------------------------------------
                         Old Frequency                                                      New Frequency
---------------------------------------------------------------- -------------------------------------------------------------------
Declared daily and paid monthly.                                 Declared and paid annually.
---------------------------------------------------------------- -------------------------------------------------------------------

DELAWARE BALANCED SERIES

The last paragraph under "Our investment strategies" is deleted.


U.S. GROWTH SERIES

On March 1, 2000, management of Lynch & Mayer, Inc. and Delaware Investments integrated Lynch & Mayer's investment personnel into Delaware's. Frank Houghton and Rufus Winton, formerly of Lynch & Mayer, have joined Delaware's growth team and continue to act as the Series' portfolio managers with day-to-day investment responsibility for the Series. As a result of the integration, Lynch & Mayer no longer serves as sub-adviser to the Series.

ALL SERIES

On December 15, 1999, the Series were part of a reorganization from a Maryland corporation to a Delaware business trust, as approved by shareholders of the company at the most recent Joint Annual/Special Meeting of Shareholders. The reorganization does not affect the names of the Series or their investment operations; however, the name of the company of which the Series are a part has changed from Delaware Group Premium Fund, Inc. to Delaware Group Premium Fund.

This Supplement also updates the Series' performance information in the Profile section in the beginning of the prospectus, as well as the data in the Financial Highlights section of the prospectus, as follows:

         From January 1, 1999 to September 30, 1999 the total return for each Series was as follows. The performance presented does not reflect any separate account fees, which would reduce the return. Performance for each Series reflects applicable voluntary expense caps and would be lower without the voluntary caps.

         Capital Reserves Series              0.16%
         Cash Reserve Series                  3.47%
         Convertible Securities Series       -1.60%
         Delaware Balanced Series            -9.24%
         DelCap Series                       11.24%
         Delchester Series                   -2.68%
         Devon Series                       -12.18%
         Emerging Markets Series             20.56%
         Global Bond Series                  -1.44%
         Growth and Income Series            -4.42%
         International Equity Series          6.44%
         REIT Series                         -2.61%
         Small Cap Value Series              -6.22%
         Social Awareness Series             -1.65%
         Strategic Income Series             -3.09%
         Trend Series                        27.05%

The Financial Highlights for each share for the six-month period ended June 30, 1999 (unaudited) were as follows:(1)

------------   --------   ---------   ---------   ---------   -------------   ---------
               Net        Net         Net         Dividends   Distributions   Net
               asset      investment  realized    from        from            asset
               value,     income      and         net         net             value,
               beginning              unrealized  investment  realized        end of
               of                     gain        income      gain on         period
               period                 (loss)                  investments
                                      on
                                      investments
                                      and
                                      foreign
                                      currencies






------------   --------   ---------   ---------   ---------   ------------    ---------
Capital
Reserves
Series           $9.880       0.270      (0.330)     (0.270)            --       $9.550
------------   --------   ---------   ---------   ---------   ------------    ---------
Cash
Reserve
Series          $10.000       0.224          --     (0.224)             --      $10.000
------------   --------   ---------   ---------   ---------   ------------    ---------
Convertible
Securities
Series          $11.160       0.231       0.019      (0.410)            --      $11.000
------------   --------   ---------   ---------   ---------   ------------    ---------
Delaware
Balanced
Series          $20.040       0.182      (0.272)     (0.300)        (0.770)     $18.880
------------   --------   ---------   ---------   ---------   ------------    ---------
DelCap
Series          $18.550      (0.010)(2)   2.270          --         (1.000)     $19.810
------------   --------   ---------   ---------   ---------   ------------    ---------
Delchester
Series           $8.460       0.386      (0.335)     (0.391)        (0.050)      $8.070
------------   --------   ---------   ---------   ---------   ------------    ---------
Devon
Series          $15.440       0.043      (0.079)     (0.090)        (0.174)     $15.140
------------   --------   ---------   ---------   ---------   ------------    ---------
Emerging
Markets
Series           $5.810       0.066(2)    1.427      (0.133)            --       $7.170
------------   --------   ---------   ---------   ---------   ------------    ---------
Global
Bond
Series          $10.680       0.292(2)   (0.466)     (0.334)        (0.062)     $10.110
------------   --------   ---------   ---------   ---------   ------------    ---------
Growth and
Income
Series          $19.420       0.167       0.834     (0.161)         (1.480)     $18.780
------------   --------   ---------   ---------   ---------   ------------    ---------
Inter-
national
Equity
Series          $16.480       0.235(2)    1.097      (0.356)        (0.026)     $17.430
------------   --------   ---------   ---------   ---------   ------------    ---------
REIT Series      $9.100       0.152       0.118          --             --       $9.370
------------   --------   ---------   ---------   ---------   ------------    ---------
Small Cap
Value
Series          $16.450       0.083       0.482      (0.195)        (0.080)     $16.740
------------   --------   ---------   ---------   ---------   ------------    ---------
Social
Awareness
Series          $14.550       0.014       0.656      (0.060)            --      $15.160
------------   --------   ---------   ---------   ---------   ------------    ---------
Strategic
Income
Series          $10.600       0.393(2)   (0.613)     (0.610)            --       $9.770
------------   --------   ---------   ---------   ---------   ------------    ---------
Trend
Series          $19.760      (0.023)      4.165      (0.002)            --      $23.900
------------   --------   ---------   ---------   ---------   ------------    ---------

[RESTUBBED]

------------   ----------   -----------   ----------   ----------   ----------   --------   --------
               Total        Net           Ratio of     Ratio of     Ratio of     Ratio      Portfolio
               Return       Assets,       expenses     expenses     net          of         turnover
                            End of        to           to           investment   net
                            Period        average      average      income       investment
                            (000          net          net          to           income
                            omitted)      assets       assets       average      to
                                                       prior to     net          average
                                                       expense      assets       net
                                                       limitation                assets
                                                       and                       prior
                                                       expenses                  to
                                                       paid                      expense
                                                       indirectly                limitation
                                                                                 and
                                                                                 expenses
                                                                                 paid
                                                                                 indirectly
------------   ----------   -----------   ----------   ----------   ----------   --------   --------
Capital
Reserves
Series             (0.63%)      $40,351        0.79%           --        5.58%         --       128%
------------   ----------   -----------   ----------   ----------   ----------   --------   --------
Cash
Reserve
Series              2.26%       $51,437        0.53%           --        4.51%         --         --
------------   ----------   -----------   ----------   ----------   ----------   --------   --------
Convertible
Securities
Series              2.41%        $9,043        0.82%        0.84%        4.40%      4.38%        44%
------------   ----------   -----------   ----------   ----------   ----------   --------   --------
Delaware
Balanced
Series             (0.14%)     $207,606        0.71%           --        2.08%         --        74%
------------   ----------   -----------   ----------   ----------   ----------   --------   --------
DelCap
Series             13.06%      $147,606        0.79%           --       (0.17%)        --        62%
------------   ----------   -----------   ----------   ----------   ----------   --------   --------
Delchester
Series              0.57%      $121,144        0.70%           --        9.34%         --        92%
------------   ----------   -----------   ----------   ----------   ----------   --------   --------
Devon
Series             (0.10%)      $93,927        0.76%        0.77%        0.95%      0.94%        43%
------------   ----------   -----------   ----------   ----------   ----------   --------   --------
Emerging
Markets
Series             26.56%        $8,956        1.49%        1.64%        2.19%      2.04%        19%
------------   ----------   -----------   ----------   ----------   ----------   --------   --------
Global
Bond
Series             (1.64%)      $22,190        0.84%           --        5.64%         --       106%
------------   ----------   -----------   ----------   ----------   ----------   --------   --------
Growth and
Income
Series              5.79%      $604,114        0.71%        0.72%        1.84%      1.83%       120%
------------   ----------   -----------   ----------   ----------   ----------   --------   --------
Inter-
national
Equity
Series              8.30%      $255,757        0.89%        0.90%        2.83%      2.82%         0%
------------   ----------   -----------   ----------   ----------   ----------   --------   --------
REIT Series         5.25%        $9,094        0.85%        1.00%        5.02%      4.87%        50%
------------   ----------   -----------   ----------   ----------   ----------   --------   --------
Small Cap
Value
Series              3.69%      $103,101        0.85%           --        1.04%         --        49%
------------   ----------   -----------   ----------   ----------   ----------   --------   --------
Social
Awareness
Series              4.63%       $33,588        0.84%        0.89%        0.30%      0.25%        28%
------------   ----------   -----------   ----------   ----------   ----------   --------   --------
Strategic
Income
Series             (2.19%)      $21,938        0.80%           --        7.81%         --       115%
------------   ----------   -----------   ----------   ----------   ----------   --------   --------
Trend
Series             20.97%      $219,907        0.83%        0.84%       (0.27%)    (0.28%)      104%
------------   ----------   -----------   ----------   ----------   ----------   --------   --------

(1)  Ratios have been annualized and total return has not been annualized.
(2)  Per share information was based on the average shares outstanding method.

                           DELAWARE GROUP PREMIUM FUND
                            SUPPLEMENT TO PROSPECTUS
                                  MARCH 1, 2000

DELCHESTER SERIES

Delaware Group Premium Fund (DGPF) has approved several changes to DELCHESTER SERIES, the series of DGPF that focuses on high yield bonds. The most significant change is a change in the Series' investment objective from a primary focus on high current income to a primary focus on total return, which the Adviser believes is a more appropriate investment objective for a variable insurance product given the typically long-term orientation of investors. There are also a number of related changes to the Series' investment policies. The Adviser believes that all of these changes will improve the Series' ability to seek higher overall performance in varying market conditions. The effect of these changes is to provide somewhat more latitude in the kinds of high yield securities in which the Series may invest, and certain of these kinds of securities present additional risks, which are summarized in the table below. The changes to the Series' investment objective, policies and risks, as well as a name change and a change in the frequency of dividend payments, are described below. These changes will become effective on May 1, 2000. In order to minimize the effect on the Series, however, the restructuring of the Series' portfolio will take place over an extended time period from three to six months after May 15, 2000.

Name Change
--------------------------------------------------------------- --------------------------------------------------------------------
                           Old Name                                                           New Name
--------------------------------------------------------------- --------------------------------------------------------------------
                      Delchester Series                                                  High Yield Series
--------------------------------------------------------------- --------------------------------------------------------------------

Investment Objective
--------------------------------------------------------------- --------------------------------------------------------------------
                        Old Objective                                                      New Objective
--------------------------------------------------------------- --------------------------------------------------------------------
The Series seeks as high a current income as possible.          The Series seeks total return and, as a secondary objective, high current income.
--------------------------------------------------------------- --------------------------------------------------------------------

Investment Policies
----------------------------- --------------------- ------------------------------------ -------------------------------------------
     Investment Policy             Old Policy                    New Policy                             Change in Risk
----------------------------- --------------------- ------------------------------------ -------------------------------------------
Credit Quality refers to      Typically invests     Typically invests in bonds rated     All bonds rated below investment grade
ratings given by agencies     in bonds rated BB     BB or B or, if unrated, of           carry increased risk that the issuer will
such as S&P or Moody's that   or B or, if           equivalent quality. Will not         be unable to make payments on interest or
indicate the risk that the    unrated, of           invest more than 15% of total        principal, but bonds rated CCC have a
issuer of a bond might fail   equivalent quality.   assets in bonds which, at the time   significantly higher risk of default than
to make payments on           Can also invest in    of purchase, are rated CCC or, if    bonds rated BB or B.
principal or interest.        bonds rated lower     unrated, of equivalent quality.
Bonds rated BB, B or CCC      than BB or B.         Will not invest in bonds which, at
carry a higher risk of                              the time of purchase, are rated
default than investment                             below CCC or, if unrated, of
grade bonds.                                        equivalent quality.

----------------------------- --------------------- ------------------------------------ -------------------------------------------
Foreign Government or         Does not typically    May invest up to 15% of its total    Foreign securities may be adversely
Corporate Bonds are           invest in             assets in securities of issuers      effected by political instability, foreign
securities issued by          securities of         domiciled in foreign countries.      economic conditions or inadequate
foreign governments,          foreign issuers.      When investing in these foreign      regulatory and accounting standards.
foreign corporations or                             securities, the Series may not       These risks are significantly higher for
supranational entities such                         invest more than two-thirds of       emerging market securities.  Non-dollar
as the World Bank.                                  that 15% amount (that is, 10% of     denominated securities also carry the risk
                                                    total assets) in any combination of  of adverse changes in foreign currency
                                                    non-dollar denominated securities    exchange rates.
                                                    and emerging market securities.
----------------------------- --------------------- ------------------------------------ -------------------------------------------
Illiquid Securities are       May invest up to      May invest up to 15% of net          The Series will be able to invest in more
securities that do not have   10% of net assets     assets in illiquid securities, not   illiquid securities, both because of the
a ready market and cannot     in illiquid           including Rule 144A securities       increase from 10% to 15% and because it
be easily sold within seven   securities,           determined to be liquid (that is,    will no longer automatically treat Rule
days at approximately the     including Rule 144A   those that have a secondary market   144A securities as illiquid.  Illiquid
price that the Series has     securities.           among  large institutional           securities could have an adverse effect on
valued them.                                        investors).                          the Series' ability to dispose of
                                                                                         portfolio securities to meet its liquidity
                                                                                         needs or in response to specific economic
                                                                                         events such as the deterioration of the
                                                                                         creditworthiness of an issuer.

----------------------------- --------------------- ------------------------------------ -------------------------------------------

Dividend Frequency
---------------------------------------------------------------- -------------------------------------------------------------------
                         Old Frequency                                                      New Frequency
---------------------------------------------------------------- -------------------------------------------------------------------
Declared daily and paid monthly.                                 Declared and paid annually.
---------------------------------------------------------------- -------------------------------------------------------------------

                           DELAWARE GROUP PREMIUM FUND
                            SUPPLEMENT TO PROSPECTUS
                                  MARCH 1, 2000

DELCHESTER SERIES

Delaware Group Premium Fund (DGPF) has approved several changes to DELCHESTER SERIES, the series of DGPF that focuses on high yield bonds. The most significant change is a change in the Series' investment objective from a primary focus on high current income to a primary focus on total return, which the Adviser believes is a more appropriate investment objective for a variable insurance product given the typically long-term orientation of investors. There are also number of related changes to the Series' investment policies. The Adviser believes that all of these changes will improve the Series' ability to seek higher overall performance in varying market conditions. The effect of these changes is to provide somewhat more latitude in the kinds of high yield securities in which the Series may invest, and certain of these kinds of securities present additional risks, which are summarized in the table below. The changes to the Series' investment objective, policies and risks, as well as a name change and a change in the frequency of dividend payments, are described below. These changes will become effective on May 1, 2000. In order to minimize the effect on the Series, however, the restructuring of the Series' portfolio will take place over an extended time period from three to six months after May 15, 2000.

Name Change
--------------------------------------------------------------- --------------------------------------------------------------------
                           Old Name                                                           New Name
--------------------------------------------------------------- --------------------------------------------------------------------
                      Delchester Series                                                  High Yield Series
--------------------------------------------------------------- --------------------------------------------------------------------

Investment Objective
--------------------------------------------------------------- --------------------------------------------------------------------
                        Old Objective                                                      New Objective
--------------------------------------------------------------- --------------------------------------------------------------------
The Series seeks as high a current income as possible.          The Series seeks total return and, as a secondary objective, high current income.
--------------------------------------------------------------- --------------------------------------------------------------------

Investment Policies
----------------------------- --------------------- ------------------------------------ -------------------------------------------
     Investment Policy             Old Policy                    New Policy                             Change in Risk
----------------------------- --------------------- ------------------------------------ -------------------------------------------
Credit Quality refers to      Typically invests     Typically invests in bonds rated     All bonds rated below investment grade
ratings given by agencies     in bonds rated BB     BB or B or, if unrated, of           carry increased risk that the issuer will
such as S&P or Moody's that   or B or, if           equivalent quality. Will not         be unable to make payments on interest or
indicate the risk that the    unrated, of           invest more than 15% of total        principal, but bonds rated CCC have a
issuer of a bond might fail   equivalent quality.   assets in bonds which, at the time   significantly higher risk of default than
to make payments on           Can also invest in    of purchase, are rated CCC or, if    bonds rated BB or B.
principal or interest.        bonds rated lower     unrated, of equivalent quality.
Bonds rated BB, B or CCC      than BB or B.         Will not invest in bonds which, at
carry a higher risk of                              the time of purchase, are rated
default than investment                             below CCC or, if unrated, of
grade bonds.                                        equivalent quality.

----------------------------- --------------------- ------------------------------------ -------------------------------------------
Foreign Government or         Does not typically    May invest up to 15% of its total    Foreign securities may be adversely
Corporate Bonds are           invest in             assets in securities of issuers      effected by political instability, foreign
securities issued by          securities of         domiciled in foreign countries.      economic conditions or inadequate
foreign governments,          foreign issuers.      When investing in these foreign      regulatory and accounting standards.
foreign corporations or                             securities, the Series may not       These risks are significantly higher for
supranational entities such                         invest more than two-thirds of       emerging market securities.  Non-dollar
as the World Bank.                                  that 15% amount (that is, 10% of     denominated securities also carry the risk
                                                    total assets) in any combination of  of adverse changes in foreign currency
                                                    non-dollar denominated securities    exchange rates.
                                                    and emerging market securities.
----------------------------- --------------------- ------------------------------------ -------------------------------------------
Illiquid Securities are       May invest up to      May invest up to 15% of net          The Series will be able to invest in more
securities that do not have   10% of net assets     assets in illiquid securities, not   illiquid securities, both because of the
a ready market and cannot     in illiquid           including Rule 144A securities       increase from 10% to 15% and because it
be easily sold within seven   securities,           determined to be liquid (that is,    will no longer automatically treat Rule
days at approximately the     including Rule 144A   those that have a secondary market   144A securities as illiquid.  Illiquid
price that the Series has     securities.           among  large institutional           securities could have an adverse effect on
valued them.                                        investors).                          the Series' ability to dispose of
                                                                                         portfolio securities to meet its liquidity
                                                                                         needs or in response to specific economic
                                                                                         events such as the deterioration of the
                                                                                         creditworthiness of an issuer.

----------------------------- --------------------- ------------------------------------ -------------------------------------------

Dividend Frequency
---------------------------------------------------------------- -------------------------------------------------------------------
                         Old Frequency                                                      New Frequency
---------------------------------------------------------------- -------------------------------------------------------------------
Declared daily and paid monthly.                                 Declared and paid annually.
---------------------------------------------------------------- -------------------------------------------------------------------

DELAWARE BALANCED SERIES

The last paragraph under "Our investment strategies" is deleted.


U.S. GROWTH SERIES

On March 1, 2000, management of Lynch & Mayer, Inc. and Delaware Investments integrated Lynch & Mayer's investment personnel into Delaware's. Frank Houghton and Rufus Winton, formerly of Lynch & Mayer, have joined Delaware's growth team and continue to act as the Series' portfolio managers with day-to-day investment responsibility for the Series. As a result of the integration, Lynch & Mayer no longer serves as sub-adviser to the Series.

ALL SERIES

On December 15, 1999, the Series were part of a reorganization from a Maryland corporation to a Delaware business trust, as approved by shareholders of the company at the most recent Joint Annual/Special Meeting of Shareholders. The reorganization does not affect the names of the Series or their investment operations; however, the name of the company of which the Series are a part has changed from Delaware Group Premium Fund, Inc. to Delaware Group Premium Fund.

This Supplement also updates the Series' performance information in the Profile section in the beginning of the prospectus, as well as the data in the Financial Highlights section of the prospectus, as follows:

         From January 1, 1999 to September 30, 1999 the total return for each Series was as follows. The performance presented does not reflect any separate account fees, which would reduce the return. Performance for each Series reflects applicable voluntary expense caps and would be lower without the voluntary caps.

         Capital Reserves Series              0.16%
         Cash Reserve Series                  3.47%
         Delaware Balanced Series            -9.24%
         DelCap Series                       11.24%
         Delchester Series                   -2.68%
         Devon Series                       -12.18%
         Emerging Markets Series             20.56%
         Growth and Income Series            -4.42%
         International Equity Series          6.44%
         REIT Series                         -2.61%
         Small Cap Value Series              -6.22%
         Social Awareness Series             -1.65%
         Strategic Income Series             -3.09%
         Trend Series                        27.05%

The Financial Highlights for each share for the six-month period ended June 30, 1999 (unaudited) were as follows:(1)

------------   --------   ---------   ---------   ---------   -------------   ---------
               Net        Net         Net         Dividends   Distributions   Net
               asset      investment  realized    from        from            asset
               value,     income      and         net         net             value,
               beginning              unrealized  investment  realized        end of
               of                     gain        income      gain on         period
               period                 (loss)                  investments
                                      on
                                      investments
                                      and
                                      foreign
                                      currencies






------------   --------   ---------   ---------   ---------   ------------    ---------
Capital
Reserves
Series           $9.880       0.270      (0.330)     (0.270)            --       $9.550
------------   --------   ---------   ---------   ---------   ------------    ---------
Cash
Reserve
Series          $10.000       0.224          --     (0.224)             --      $10.000
------------   --------   ---------   ---------   ---------   ------------    ---------
Delaware
Balanced
Series          $20.040       0.182      (0.272)     (0.300)        (0.770)     $18.880
------------   --------   ---------   ---------   ---------   ------------    ---------
DelCap
Series          $18.550      (0.010)(2)   2.270          --         (1.000)     $19.810
------------   --------   ---------   ---------   ---------   ------------    ---------
Delchester
Series           $8.460       0.386      (0.335)     (0.391)        (0.050)      $8.070
------------   --------   ---------   ---------   ---------   ------------    ---------
Devon
Series          $15.440       0.043      (0.079)     (0.090)        (0.174)     $15.140
------------   --------   ---------   ---------   ---------   ------------    ---------
Emerging
Markets
Series           $5.810       0.066(2)    1.427      (0.133)            --       $7.170
------------   --------   ---------   ---------   ---------   ------------    ---------
Growth and
Income
Series          $19.420       0.167       0.834     (0.161)         (1.480)     $18.780
------------   --------   ---------   ---------   ---------   ------------    ---------
Inter-
national
Equity
Series          $16.480       0.235(2)    1.097      (0.356)        (0.026)     $17.430
------------   --------   ---------   ---------   ---------   ------------    ---------
REIT Series      $9.100       0.152       0.118          --             --       $9.370
------------   --------   ---------   ---------   ---------   ------------    ---------
Small Cap
Value
Series          $16.450       0.083       0.482      (0.195)        (0.080)     $16.740
------------   --------   ---------   ---------   ---------   ------------    ---------
Social
Awareness
Series          $14.550       0.014       0.656      (0.060)            --      $15.160
------------   --------   ---------   ---------   ---------   ------------    ---------
Strategic
Income
Series          $10.600       0.393(2)   (0.613)     (0.610)            --       $9.770
------------   --------   ---------   ---------   ---------   ------------    ---------
Trend
Series          $19.760      (0.023)      4.165      (0.002)            --      $23.900
------------   --------   ---------   ---------   ---------   ------------    ---------

[RESTUBBED]

------------   ----------   -----------   ----------   ----------   ----------   --------   --------
               Total        Net           Ratio of     Ratio of     Ratio of     Ratio      Portfolio
               Return       Assets,       expenses     expenses     net          of         turnover
                            End of        to           to           investment   net
                            Period        average      average      income       investment
                            (000          net          net          to           income
                            omitted)      assets       assets       average      to
                                                       prior to     net          average
                                                       expense      assets       net
                                                       limitation                assets
                                                       and                       prior
                                                       expenses                  to
                                                       paid                      expense
                                                       indirectly                limitation
                                                                                 and
                                                                                 expenses
                                                                                 paid
                                                                                 indirectly
------------   ----------   -----------   ----------   ----------   ----------   --------   --------
Capital
Reserves
Series             (0.63%)      $40,351        0.79%           --        5.58%         --       128%
------------   ----------   -----------   ----------   ----------   ----------   --------   --------
Cash
Reserve
Series              2.26%       $51,437        0.53%           --        4.51%         --         --
------------   ----------   -----------   ----------   ----------   ----------   --------   --------
Delaware
Balanced
Series             (0.14%)     $207,606        0.71%           --        2.08%         --        74%
------------   ----------   -----------   ----------   ----------   ----------   --------   --------
DelCap
Series             13.06%      $147,606        0.79%           --       (0.17%)        --        62%
------------   ----------   -----------   ----------   ----------   ----------   --------   --------
Delchester
Series              0.57%      $121,144        0.70%           --        9.34%         --        92%
------------   ----------   -----------   ----------   ----------   ----------   --------   --------
Devon
Series             (0.10%)      $93,927        0.76%        0.77%        0.95%      0.94%        43%
------------   ----------   -----------   ----------   ----------   ----------   --------   --------
Emerging
Markets
Series             26.56%        $8,956        1.49%        1.64%        2.19%      2.04%        19%
------------   ----------   -----------   ----------   ----------   ----------   --------   --------
Growth and
Income
Series              5.79%      $604,114        0.71%        0.72%        1.84%      1.83%       120%
------------   ----------   -----------   ----------   ----------   ----------   --------   --------
Inter-
national
Equity
Series              8.30%      $255,757        0.89%        0.90%        2.83%      2.82%         0%
------------   ----------   -----------   ----------   ----------   ----------   --------   --------
REIT Series         5.25%        $9,094        0.85%        1.00%        5.02%      4.87%        50%
------------   ----------   -----------   ----------   ----------   ----------   --------   --------
Small Cap
Value
Series              3.69%      $103,101        0.85%           --        1.04%         --        49%
------------   ----------   -----------   ----------   ----------   ----------   --------   --------
Social
Awareness
Series              4.63%       $33,588        0.84%        0.89%        0.30%      0.25%        28%
------------   ----------   -----------   ----------   ----------   ----------   --------   --------
Strategic
Income
Series             (2.19%)      $21,938        0.80%           --        7.81%         --       115%
------------   ----------   -----------   ----------   ----------   ----------   --------   --------
Trend
Series             20.97%      $219,907        0.83%        0.84%       (0.27%)    (0.28%)      104%
------------   ----------   -----------   ----------   ----------   ----------   --------   --------

(1)  Ratios have been annualized and total return has not been annualized.
(2)  Per share information was based on the average shares outstanding method.